UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Bond Fund

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Bond Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 16.7%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.0%
Western Union Co. (The), 6.20%, 11/17/36	$374	$396,915

		$396,915

Computers — 0.7%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	$216	$136,620

		$136,620

Diversified Financial Services — 0.5%
Navient Corp., 5.625%, 8/1/33	$115	$94,731

		$94,731

Home Builders — 1.3%
MDC Holdings, Inc., 6.00%, 1/15/43	$305	$260,013

		$260,013

Insurance — 0.9%
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)	$200	$177,500

		$177,500

Iron & Steel — 0.6%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$241	$124,115

		$124,115

Mining — 1.4%
Southern Copper Corp., 5.25%, 11/8/42	$225	$201,960
Teck Resources, Ltd., 5.20%, 3/1/42	61	54,057
Teck Resources, Ltd., 5.40%, 2/1/43	29	26,248

		$282,265

Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.55%, 10/1/24	$242	$243,748

		$243,748

Oil & Gas — 3.8%
Apache Corp., 4.25%, 1/15/44	$207	$204,527
Continental Resources, Inc., 3.80%, 6/1/24	106	97,889
Noble Energy, Inc., 5.05%, 11/15/44	146	153,812
Rowan Cos., Inc., 5.40%, 12/1/42	334	274,862

		$731,090

Retail — 2.2%
JC Penney Corp., Inc., 6.375%, 10/15/36	$580	$424,850

		$424,850

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)	$345	$295,837
Sprint Capital Corp., 6.875%, 11/15/28	100	92,250

		$388,087

Total Corporate Bonds & Notes (identified cost $3,432,607)		$3,259,934

1

Foreign Corporate Bonds — 16.1%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.9%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	720	$562,320

			$562,320

Engineering & Construction — 1.2%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		200	$159,900
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		93	72,520

			$232,420

Mining — 2.5%
Barrick Gold Corp., 5.25%, 4/1/42		205	$196,098
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		160	150,805
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		167	151,962

			$498,865

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc., 7.45%, 5/1/34(1)		400	$384,000

			$384,000

Oil & Gas — 4.0%
Ecopetrol SA, 5.875%, 5/28/45		158	$148,915
Ensco PLC, 5.75%, 10/1/44		186	182,563
Pacific Drilling SA, 5.375%, 6/1/20(1)		155	125,550
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		230	135,861
Petrobras Global Finance BV, 5.625%, 5/20/43		220	179,278

			$772,167

Telecommunications — 3.5%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	2,000	$127,040
Axtel SAB de CV, 9.00%, 1/31/20(1)		100	89,870
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		100	100,770
Telecom Italia Capital SA, 6.00%, 9/30/34		95	98,562
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		300	265,050

			$681,292

Total Foreign Corporate Bonds (identified cost $3,319,948)			$3,131,064

Foreign Government Bonds — 12.9%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.9%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	1,730	$480,756
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	250	78,880

			$559,636

Mexico — 3.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,520	$561,488
Mexican Bonos, 7.75%, 11/13/42	MXN	1,382	105,296

			$666,784

2

Security	Principal Amount (000’s omitted)		Value
Supranational — 6.6%
European Bank for Reconstruction & Development, 6.00%, 3/3/16	INR	23,900	$380,968
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	1,140,000	86,426
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,170,000	87,087
Inter-American Development Bank, 6.10%, 9/2/16	INR	1,200	19,079
Inter-American Development Bank, 7.20%, 11/14/17	IDR	4,920,000	367,907
International Finance Corp., 6.30%, 11/25/24	INR	3,910	59,511
International Finance Corp., 8.25%, 6/10/21	INR	16,650	286,067

			$1,287,045

Total Foreign Government Bonds (identified cost $2,764,636)			$2,513,465

Convertible Bonds — 11.6%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 9.5%
KB Home, 1.375%, 2/1/19		$520	$499,850
Lennar Corp., 3.25%, 11/15/21(1)		230	513,619
Ryland Group, Inc. (The), 0.25%, 6/1/19		530	518,737
Standard Pacific Corp., 1.25%, 8/1/32		255	315,722

			$1,847,928

Machinery - Diversified — 0.9%
Chart Industries, Inc., 2.00%, 8/1/18		$190	$183,706

			$183,706

Oil & Gas — 0.2%
American Energy - Permian Basin, LLC, 8.00% to 5/1/15, 5/1/22(1)(3)(4)		$50	$46,750

			$46,750

Telecommunications — 1.0%
Ciena Corp., 3.75%, 10/15/18(1)		$155	$190,747

			$190,747

Total Convertible Bonds (identified cost $2,154,997)			$2,269,131

Asset-Backed Securities — 1.6%

Security	Principal Amount (000’s omitted)		Value
CAH, Series 2014-2A, Class D, 2.525%, 7/17/31(1)(5)		$110	$110,579
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)		205	209,173

Total Asset-Backed Securities (identified cost $311,954)			$319,752

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)		$100	$114,330
COMM, Series 2013-CR10, Class D, 4.794%, 8/10/46(1)(6)		150	149,014
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(6)		200	181,243

3

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	$100	$87,980
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(6)	100	91,883
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(6)	200	183,391

Total Commercial Mortgage-Backed Securities (identified cost $774,065)		$807,841

Senior Floating-Rate Interests — 1.0%(7)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 1.0%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/10/21	$200	$201,750

Total Senior Floating-Rate Interests (identified cost $203,719)		$201,750

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	$95	$13,648
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	235	31,603

Total Tax-Exempt Investments (identified cost $47,314)		$45,251

U.S. Treasury Obligations — 7.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes, 2.125%, 5/31/15	$1,400	$1,404,375

Total U.S. Treasury Obligations (identified cost $1,404,783)		$1,404,375

Common Stocks — 19.1%

Security	Shares	Value
Banks — 2.0%
Bank of America Corp.	10,303	$158,563
Regions Financial Corp.	25,067	236,883

		$395,446

Beverages — 1.2%
Constellation Brands, Inc., Class A(8)	2,076	$241,252

		$241,252

Chemicals — 1.9%
LyondellBasell Industries NV, Class A	2,842	$249,527
PPG Industries, Inc.	516	116,379

		$365,906

4

Security	Shares	Value
Health Care - Services — 1.7%
Amsurg Corp.(8)	1,910	$117,503
Humana, Inc.	1,183	210,598

		$328,101

Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.	3,160	$252,895

		$252,895

Media — 1.2%
Walt Disney Co. (The)	2,196	$230,338

		$230,338

Mining — 0.5%
Freeport-McMoRan, Inc.	4,908	$93,007

		$93,007

Miscellaneous Manufacturing — 1.3%
Ingersoll-Rand PLC	3,581	$243,794

		$243,794

Oil & Gas — 0.9%
Occidental Petroleum Corp.	1,755	$128,115
Seven Generations Energy, Ltd., Class A(8)	3,182	40,574

		$168,689

Pharmaceuticals — 0.8%
Eli Lilly & Co.	2,273	$165,133

		$165,133

Pipelines — 1.7%
Kinder Morgan, Inc.	7,759	$326,344

		$326,344

Real Estate Investment Trusts (REITs) — 0.4%
American Realty Capital Properties, Inc.	8,641	$85,114

		$85,114

Semiconductors — 1.5%
Intel Corp.	9,324	$291,562

		$291,562

Telecommunications — 2.7%
Corning, Inc.	12,786	$289,987
Telefonaktiebolaget LM Ericsson ADR	18,940	237,697

		$527,684

Total Common Stocks (identified cost $3,613,740)		$3,715,265

Convertible Preferred Stocks — 3.0%

Security	Shares	Value
Health Care - Products — 0.2%
Alere, Inc., 3.00%	140	$47,390

		$47,390

Iron & Steel — 0.3%
Cliffs Natural Resources, Inc., 7.00%	10,865	$58,481

		$58,481

5

Security	Shares	Value
Oil & Gas — 1.3%
Chesapeake Energy Corp., 5.75%(1)	200	$174,375
SandRidge Energy, Inc., 7.00%	930	35,921
SandRidge Energy, Inc., 8.50%	1,000	38,125

		$248,421

Real Estate Investment Trusts (REITs) — 1.2%
iStar Financial, Inc., Series J, 4.50%	4,135	$233,380

		$233,380

Total Convertible Preferred Stocks (identified cost $787,922)		$587,672

Preferred Stocks — 1.4%

Security	Shares	Value
Diversified Financial Services — 1.4%
SLM Corp., 1.971%(5)	4,350	$270,788

Total Preferred Stocks (identified cost $295,425)		$270,788

Total Investments — 95.0% (identified cost $19,111,110)		$18,526,288

Other Assets, Less Liabilities — 5.0%		$968,513

Net Assets — 100.0%		$19,494,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

ACRE	-	Americold LLC Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

NPFG	-	National Public Finance Guaranty Corp.

SCFT	-	SpringCastle Funding Trust

BRL	-	Brazilian Real

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $4,208,916 or 21.6% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at March 31, 2015.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

6

(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2015.

(7)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Non-income producing security.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	63.9%	$12,451,836
Supranational	6.6	1,287,045
Mexico	6.4	1,245,554
Brazil	5.5	1,076,484
Canada	3.6	700,977
New Zealand	2.9	562,320
Colombia	2.0	385,546
Australia	1.5	302,767
Sweden	1.2	237,697
Ireland	0.9	177,500
Italy	0.5	98,562

Total Investments	95.0%	$18,526,288

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	78.4%	$15,282,889
Mexican Peso	4.0	793,824
Indian Rupee	3.8	745,625
New Zealand Dollar	2.9	562,320
Brazilian Real	2.9	559,636
Indonesian Rupiah	2.8	541,420
Canadian Dollar	0.2	40,574

Total Investments	95.0%	$18,526,288

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,154,759

Gross unrealized appreciation	$577,904
Gross unrealized depreciation	(1,206,375)

Net unrealized depreciation	$(628,471)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$3,259,934	$—	$3,259,934
Foreign Corporate Bonds	—	3,131,064	—	3,131,064
Foreign Government Bonds	—	2,513,465	—	2,513,465
Convertible Bonds	—	2,269,131	—	2,269,131
Asset-Backed Securities	—	319,752	—	319,752
Commercial Mortgage-Backed Securities	—	807,841	—	807,841
Senior Floating-Rate Interests	—	201,750	—	201,750
Tax-Exempt Investments	—	45,251	—	45,251
U.S. Treasury Obligations	—	1,404,375	—	1,404,375
Common Stocks	3,715,265	—	—	3,715,265
Convertible Preferred Stocks	—	587,672	—	587,672
Preferred Stocks	—	270,788	—	270,788
Total Investments	$3,715,265	$14,811,023	$—	$18,526,288

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its annual report to shareholders.

8

Eaton Vance

VT Floating-Rate Income Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 94.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	$748	$755,136
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	331	330,800
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	84	84,632
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	132,540
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	182	145,615
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,207	3,050,899
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	150	149,961
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,727	5,726,696
Term Loan, 3.75%, Maturing June 4, 2021	1,191	1,190,752

		$11,567,031

Automotive — 4.1%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$469	$470,546
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	2,312	2,316,320
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,747	2,748,898
Term Loan, 3.25%, Maturing December 31, 2018	1,820	1,819,900
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	2,407	2,404,706
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	619	619,910
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,612	2,607,957
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,313	3,346,142
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	725	731,004
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	1,867	1,878,932
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	2,258	2,259,818
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,495	2,497,367
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	645	645,024

		$24,346,524

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$561	$543,806
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,508,806

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$192	$192,010
Astro AB Borrower, Inc.
Term Loan, Maturing March 3, 2022(2)	225	226,688

		$418,698

Building and Development — 2.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$665	$663,421
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	394	388,747
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	970	967,624
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	125	125,703
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,481	2,462,594
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	591	591,210
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,776	1,767,831
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,701	3,703,124
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	705	707,522
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	290	289,731

		$11,667,507

Business Equipment and Services — 7.7%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	$2,494	$2,517,815
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,021	1,485,157
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	272	272,250
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	824	780,078
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	476	470,934
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	220	219,640
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	2,407	2,385,239
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017	1,132	1,126,596
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	619	619,121
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	223	223,111
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,272	1,224,515
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	196	181,561
Term Loan, 8.50%, Maturing July 2, 2020	327	267,435
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,722	2,737,588

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	$3,674	$3,685,423
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	313	313,767
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	466	467,138
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	70	70,200
Term Loan, 4.00%, Maturing November 6, 2020	275	274,417
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	1,011	1,013,723
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	511	509,948
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	763	771,009
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	794	793,125
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	1,349	1,348,897
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,220	1,223,792
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	950	946,600
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019	347	333,867
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018	609	610,226
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019	250	247,437
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	395	397,716
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	2,547	2,553,701
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	1,453	1,449,863
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017	336	336,434
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	1,567	1,571,362
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017	424	424,874
Term Loan, 4.00%, Maturing March 8, 2020	3,203	3,214,660
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	511	511,417
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	2,822	2,825,027
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	873	881,868
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	1,477	1,479,234
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	2,677	2,675,263

		$45,442,028

Cable and Satellite Television — 1.5%
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	$119	$118,072
CSC Holdings, Inc.
Term Loan, 2.68%, Maturing April 17, 2020	1,062	1,058,832

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021	$516	$513,072
Term Loan, 3.75%, Maturing June 30, 2021	571	567,121
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	323	323,035
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017	384	367,757
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,743,966
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020	2,633	2,633,122
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022	363	361,474
Term Loan, 3.50%, Maturing January 15, 2022	564	560,930
Term Loan, 3.50%, Maturing January 15, 2022	598	594,495

		$8,841,876

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$146	$146,057
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	75	75,782
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022	200	201,750
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,723	2,710,786
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	437	438,695
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	299	301,120
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	373	373,902
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021	254	254,231
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021	1,537	1,537,889
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	821	821,905
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021	1,247	1,255,447
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,993	4,973,041
Term Loan, 4.25%, Maturing March 31, 2022	450	450,844
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020	198	199,114
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	791	795,282
Term Loan, 4.75%, Maturing June 7, 2020	424	427,329
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021	1,190	1,198,102
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,366	1,362,702
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	423	425,342
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	346	336,336
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	466,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	$953	$949,146
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,030	2,024,695
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	224	223,665
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020	49	48,932
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020	276	277,282
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	737	736,414
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	2,011	2,013,636
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,153	2,153,065
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	732	729,017

		$27,907,758

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,569	$1,443,313
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	813	813,946

		$2,257,259

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,116	$3,112,713
Term Loan, 3.75%, Maturing January 6, 2021	1,989	1,992,485
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	1,075	1,084,398
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	273	272,255
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,637	1,633,730
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018	3,524	3,541,622
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018	278	277,384

		$11,914,587

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019	$239	$240,246
Term Loan, 4.50%, Maturing September 3, 2021	435	437,703
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	703	703,832
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,116	1,079,636

		$2,461,417

Drugs — 2.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$195	$195,977
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	414	419,555
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,290	1,286,218

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	$1,325	$1,328,392
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	871	871,480
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	4,801	4,800,663
Salix Pharmaceuticals Ltd.
Term Loan, 5.50%, Maturing January 2, 2020	1,152	1,153,619
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	2,487	2,488,792
Term Loan, 3.50%, Maturing December 11, 2019	853	853,385
Term Loan, 3.50%, Maturing August 5, 2020	1,190	1,190,657
Term Loan, Maturing March 10, 2022(2)	1,052	1,057,888
Term Loan, Maturing March 13, 2022(2)	1,373	1,381,131

		$17,027,757

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$4,124	$4,087,102
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	516	519,045

		$4,606,147

Electronics/Electrical — 9.8%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	$345	$345,181
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	798	765,082
Applied Systems, Inc.
Term Loan, 4.29%, Maturing January 25, 2021	543	544,008
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	6,131	6,151,281
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	1,478	1,479,045
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	450	461,813
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	470	468,780
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	1,219	1,223,446
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	714	714,268
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	405	379,616
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	310	309,183
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	5,728	5,769,660
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,212	1,212,696
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	271	270,944
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	512	514,518
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	318	317,151
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	475	476,484
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,272	1,276,216
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	3,219	3,235,794

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	$961	$968,088
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	240	237,868
Term Loan, 3.75%, Maturing June 3, 2020	4,999	4,962,316
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	375	374,766
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	323	325,990
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	800	796,834
Term Loan, 5.25%, Maturing November 19, 2021	706	707,794
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,741	1,747,150
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021	521	522,262
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	577	577,388
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,207	1,203,608
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	348	344,976
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	470	461,433
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	216,524
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,309	3,264,928
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	141	141,878
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	446	447,820
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	214	215,911
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,493	1,477,202
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	355	353,225
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	986	986,971
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	248	245,180
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	546	541,781
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,257	1,267,055
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	605	609,502
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,043	2,054,841
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	510	512,649
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,985	1,957,706
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	484	484,605
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	2,404	2,393,329

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	$442	$442,340
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,490	1,509,592

		$58,268,678

Equipment Leasing — 0.2%
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	$1,458	$1,461,676

		$1,461,676

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,353	$1,352,874
CITGO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,014	1,014,291
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	269	266,075
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017	500	500,364
Term Loan, 3.67%, Maturing March 24, 2018	3,455	3,457,038
Term Loan, 3.67%, Maturing September 24, 2018	1,125	1,125,984
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,702	2,681,942
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	865	868,990
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	259	259,027
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,094	1,084,295
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	590	578,064
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	899	899,528
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	367	365,210
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	490	491,787
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	221	208,648
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	74	74,617
Term Loan, 6.25%, Maturing September 4, 2018	443	445,466
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	2,585	2,522,976
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,573	1,559,894
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	395	395,987
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	2,135	1,965,883

		$22,118,940

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 2.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$2,596	$2,603,416
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	1,600	1,597,000
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	943	898,981
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	1,114	1,114,911
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	692	692,203
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	545	541,777
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,598,041
Term Loan, 3.75%, Maturing September 18, 2020	960	962,176
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,683,633
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022	850	859,430
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020	419	417,503
Post Holdings, Inc.
Term Loan, Maturing June 2, 2021(2)	375	376,484

		$16,345,555

Food Service — 2.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021	$4,659	$4,710,476
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016	48	48,074
Term Loan, 3.67%, Maturing July 26, 2016	216	215,089
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020	173	173,596
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(3)	82	65,212
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	990	979,976
Darling International, Inc.
Term Loan, 3.25%, Maturing January 6, 2021	446	445,032
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,591	1,595,607
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,303	1,285,444
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	280	279,034
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	191	186,453
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	147	146,914
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	3,414	3,418,759
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,234	1,741,309

		$15,290,975

Food/Drug Retailers — 2.7%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	$1,675	$1,687,693
Term Loan, 5.50%, Maturing August 25, 2021	675	681,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	$620	$624,564
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,906	2,889,711
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	4,652	4,669,068
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	252,396
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,362	5,385,450

		$16,190,257

Health Care — 9.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$175	$176,526
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	672	674,983
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,275	1,279,736
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	639	637,431
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	1,062	1,068,359
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	471	473,205
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	704	707,745
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	220	221,633
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	550	556,187
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	4,187	4,186,249
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	323	325,388
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	90	90,402
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,051	1,055,499
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	5,852	5,887,063
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	502	504,314
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	746	748,116
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,084	2,091,880
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,363	1,367,583
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,363	2,373,730
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	267	267,576
Term Loan, 4.25%, Maturing August 30, 2020	900	902,562
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021	3,168	3,168,596
Halyard Health, Inc.
Term Loan, 4.00%, Maturing November 1, 2021	474	478,847
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	792	794,999

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020	$575	$579,852
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 11, 2019	667	633,234
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,346,964
Term Loan, 7.75%, Maturing May 15, 2018	331	331,003
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	993	998,497
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,320	1,325,090
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	398	384,585
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	2,005	2,002,422
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	175	174,561
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,365	1,377,198
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	266	236,128
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	193	171,666
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	347	347,258
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,333	1,339,558
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,432	1,434,943
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,537	1,525,483
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,810	2,814,328
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,258	2,262,934
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	869	871,123
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	1,515	1,522,383
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	920	930,723
Select Medical Corporation
Term Loan, 3.01%, Maturing December 20, 2016	169	169,375
Term Loan, 3.75%, Maturing June 1, 2018	869	870,073
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,453	1,450,849
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	823	806,479
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	804	804,689
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	197	197,678

		$56,947,685

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	$149	$148,036
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,326	3,337,030

		$3,485,066

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Industrial Equipment — 2.7%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018	$151	$152,057
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,778	3,715,343
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021	400	403,500
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,495	2,526,134
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020	173	173,963
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,084	1,030,477
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,816	1,814,253
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020	295	292,193
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	487	488,736
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	417	417,991
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,758	2,762,432
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	716	712,175
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	198	195,030
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	797	800,471
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021	272	271,697

		$15,756,452

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$1,693	$1,694,556
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	2,308	2,326,249
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	5,561	5,586,804
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	675	679,641
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	270	253,976
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	482	483,022
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	465	456,488
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	1,996	1,982,657
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,281	2,269,848

		$15,733,241

Leisure Goods/Activities/Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	$1,274	$1,275,115
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,603,190
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	818	823,143

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	$101	$101,922
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	570	574,304
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	486	489,321
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	171	170,588
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	171	170,225
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	1,662	1,664,516
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017	2,490	2,491,056
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	635	636,765
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,478	1,444,150
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	901	901,146
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	733	619,624
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,023	1,000,510
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,436	3,422,463

		$17,388,038

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$2,313	$2,295,060
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	280	280,330
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	785	721,633
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	500	502,700
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	392	392,137
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	88	88,635
Term Loan, 5.50%, Maturing November 21, 2019	205	206,815
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	3,609	3,617,426
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	674	676,864
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,906	1,902,749
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	412	412,205
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	1,283	1,281,766
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	422	425,064
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,876	1,883,286
Term Loan, 6.00%, Maturing October 1, 2021	623	625,689
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	222	221,348

		$15,533,707

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nonferrous Metals/Minerals — 1.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,397	$979,296
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,413	1,872,932
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	425	427,917
Fairmount Minerals Ltd.
Term Loan, 3.81%, Maturing March 15, 2017	246	225,216
Term Loan, 4.50%, Maturing September 5, 2019	2,219	1,960,792
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	842	830,771
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	485	453,475
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,641	2,642,061
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,187	1,139,856
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,603	979,478

		$11,511,794

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,187	$1,939,032
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	995	972,153
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	1,347	1,340,454
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	721	714,462
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,227	1,162,989
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	796	663,068
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	1,013,041
Term Loan, 4.00%, Maturing December 2, 2019	275	274,484
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	641	600,586
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	312,774
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,685	1,247,256
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,201	3,072,000
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	249	247,935
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	647	439,868
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,425	751,688
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,445	1,949,619
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	348	306,112
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	22	19,778
Term Loan, 4.25%, Maturing December 16, 2020	60	53,033
Term Loan, 4.25%, Maturing December 16, 2020	432	381,235

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$77	$72,405
Term Loan, 4.25%, Maturing October 1, 2019	127	118,541
Term Loan, 4.25%, Maturing October 1, 2019	957	894,589
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	298	283,607
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	73	72,863
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	267	268,662
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	778	716,701

		$19,888,935

Publishing — 1.9%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	$815	$818,125
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,793	3,207,718
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,042	1,048,476
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,795	3,585,917
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	356	360,056
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	324	327,384
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(5)	302	243,890
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	369	371,991
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	499	500,517
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	665	666,298
Term Loan, Maturing August 14, 2020(2)	200	200,000

		$11,330,372

Radio and Television — 2.1%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$321	$310,636
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	323	322,162
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	149	149,810
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	453	431,815
Term Loan, 7.68%, Maturing July 30, 2019	146	140,809
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	2,568,574
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	174	174,602
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	2,149	2,133,255
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	156	155,880
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	940	944,980
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	427	426,529

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	$484	$483,691
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	434	431,060
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	333,750
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	490	489,549
Term Loan, 4.00%, Maturing March 1, 2020	2,747	2,745,389

		$12,242,491

Retailers (Except Food and Drug) — 5.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,263	$1,265,748
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	1,502	1,500,084
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,164	2,146,082
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	597	581,727
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022	1,950	1,972,852
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	317	311,480
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,595	1,606,805
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	821	823,766
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,911	1,777,778
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,009	2,001,818
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	945	949,681
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	5,470	5,475,376
Term Loan, 4.00%, Maturing January 28, 2020	647	648,424
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,691	2,685,042
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	733	732,957
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	220	220,075
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,460	1,462,316
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022	3,250	3,277,700
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,139	1,010,419
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	347	343,033
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	1,443	1,457,178
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	347	339,570
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	912	909,191
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,012	967,904

		$34,467,006

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$4,527	$4,105,069
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	3,114	3,107,888
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	654	648,834
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	1,481	1,359,047

		$9,220,838

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	$1,127	$1,125,012
Term Loan, 3.75%, Maturing March 11, 2018	1,000	991,875
Term Loan, 4.00%, Maturing March 11, 2018	880	880,575
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,015	918,349
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	767	770,607

		$4,686,418

Telecommunications — 2.4%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020	$196	$194,653
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	2,488	2,490,609
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	275	275,684
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,737,531
IPC Systems, Inc.
Term Loan, 6.50%, Maturing August 6, 2021	925	932,516
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	620,615
Term Loan, 4.00%, Maturing April 23, 2019	864	819,212
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,779	3,776,402
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	439	438,324

		$14,285,546

Utilities — 2.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	$565	$558,317
Term Loan, 3.25%, Maturing January 31, 2022	591	587,030
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	457	458,997
Term Loan, 4.00%, Maturing April 1, 2018	2,736	2,747,209
Term Loan, 4.00%, Maturing October 9, 2019	912	915,497
Term Loan, 4.00%, Maturing October 30, 2020	222	222,865
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	529	530,597
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	305	305,177
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	248	249,470
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,125	1,131,094

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 21, 2018	$943	$943,718
Term Loan, 4.25%, Maturing December 31, 2019	295	294,936
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	78,944
Term Loan, 5.00%, Maturing December 19, 2021	1,768	1,789,696
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	320	320,456
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	398	394,012
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	8	8,141
Term Loan, 4.25%, Maturing May 6, 2020	153	152,069
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	496	485,705
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	973	986,341
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,720	3,718,168

		$16,878,439

Total Senior Floating-Rate Interests (identified cost $567,556,217)		$558,999,504

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)	$449	$473,134

		$473,134

Chemicals and Plastics — 0.7%
Hexion US Finance Corp.
6.625%, 4/15/20	$2,975	$2,737,000
Ineos Finance PLC
8.375%, 2/15/19(6)	575	612,059
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)	653	692,180

		$4,041,239

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,994,781
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)	225	236,813

		$2,231,594

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$423	$451,552

		$451,552

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,085,437

		$1,085,437

Security	Principal Amount (000’s omitted)	Value
Industrial Equipment — 0.0%(7)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(8)	$37	$22,019

		$22,019

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	$1,125	$843,750
9.00%, 2/15/20(4)	625	465,625

		$1,309,375

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$180,321
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	413,280

		$593,601

Telecommunications — 0.0%(7)
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	$250	$264,688

		$264,688

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(6)	$1,029	$1,142,396

		$1,142,396

Total Corporate Bonds & Notes (identified cost $11,786,119)		$11,615,035

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Worldwide Services, LLC(3)(8)(9)	24	$25,861

		$25,861

Automotive — 0.1%
Dayco Products, LLC(8)	15,250	$568,062

		$568,062

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(3)(8)(9)	776	$318

		$318

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(8)(9)	41,797	$438,869
Tropicana Entertainment, Inc.(8)(9)	71,982	1,117,161

		$1,556,030

Publishing — 0.3%
ION Media Networks, Inc.(3)(8)	399	$143,636
MediaNews Group, Inc.(3)(8)(9)	45,600	1,755,605

		$1,899,241

Total Common Stocks (identified cost $2,372,368)		$4,049,512

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(8)(9)	2,617	$178,283
Education Management Corp., Series A-2(8)(9)	7,419	85,937

Total Convertible Preferred Stocks (identified cost $285,200)		$264,220

Total Investments — 96.9% (identified cost $581,999,904)		$574,928,271

Other Assets, Less Liabilities — 3.1%		$18,274,717

Net Assets — 100.0%		$593,202,988

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $4,286,102 or 0.7% of the Fund’s net assets.

(7)	Amount is less than 0.05%.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$582,077,051

Gross unrealized appreciation	$5,443,620
Gross unrealized depreciation	(12,592,400)

Net unrealized depreciation	$(7,148,780)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$558,788,677	$210,827	$558,999,504
Corporate Bonds & Notes	—	11,593,016	22,019	11,615,035
Common Stocks	1,117,161	568,062	2,364,289	4,049,512
Convertible Preferred Stocks	—	264,220	—	264,220
Total Investments	$1,117,161	$571,213,975	$2,597,135	$574,928,271

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.9%
United Technologies Corp.	1,194	$139,937

		$139,937

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	1,103	$80,762

		$80,762

Banks — 12.5%
Bank of America Corp.	5,542	$85,291
Citigroup, Inc.	2,519	129,779
JPMorgan Chase & Co.	2,747	166,413
KeyCorp	4,675	66,198
PNC Financial Services Group, Inc. (The)	875	81,585
Wells Fargo & Co.	1,299	70,666

		$599,932

Capital Markets — 5.7%
Affiliated Managers Group, Inc.(1)	522	$112,115
Credit Suisse Group AG ADR	1,849	49,794
Goldman Sachs Group, Inc. (The)	243	45,677
Invesco, Ltd.	1,680	66,679

		$274,265

Chemicals — 3.1%
Monsanto Co.	684	$76,978
PPG Industries, Inc.	204	46,010
Syngenta AG ADR	341	23,123

		$146,111

Communications Equipment — 1.6%
QUALCOMM, Inc.	1,108	$76,829

		$76,829

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,980	$96,287

		$96,287

Electric Utilities — 2.4%
NextEra Energy, Inc.	1,100	$114,455

		$114,455

Food & Staples Retailing — 3.2%
CVS Health Corp.	789	$81,433
Kroger Co. (The)	958	73,440

		$154,873

Food Products — 2.3%
General Mills, Inc.	1,938	$109,691

		$109,691

Health Care Equipment & Supplies — 3.8%
Medtronic PLC	1,476	$115,113
Stryker Corp.	730	67,343

		$182,456

1

Security	Shares	Value
Industrial Conglomerates — 3.6%
General Electric Co.	6,857	$170,122

		$170,122

Insurance — 6.3%
ACE, Ltd.	562	$62,657
Aflac, Inc.	1,370	87,694
Prudential PLC	1,883	46,727
XL Group PLC	2,811	103,445

		$300,523

Internet Software & Services — 1.9%
Google, Inc., Class C(1)	165	$90,420

		$90,420

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	672	$90,276

		$90,276

Machinery — 0.9%
Trinity Industries, Inc.	1,256	$44,600

		$44,600

Media — 3.5%
CBS Corp., Class B	1,989	$120,593
Walt Disney Co. (The)	431	45,208

		$165,801

Multi-Utilities — 3.5%
PG&E Corp.	1,612	$85,549
Sempra Energy	762	83,073

		$168,622

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	568	$47,036
Chevron Corp.	428	44,932
Devon Energy Corp.	1,097	66,160
Exxon Mobil Corp.	2,221	188,785
Occidental Petroleum Corp.	1,266	92,418
Phillips 66	719	56,513

		$495,844

Paper & Forest Products — 1.2%
International Paper Co.	1,030	$57,155

		$57,155

Pharmaceuticals — 8.4%
Eli Lilly & Co.	1,371	$99,603
Merck & Co., Inc.	2,277	130,882
Pfizer, Inc.	1,347	46,862
Roche Holding AG PC	180	49,462
Teva Pharmaceutical Industries, Ltd. ADR	1,212	75,508

		$402,317

Real Estate Investment Trusts (REITs) — 4.4%
Equity Residential	978	$76,147
Public Storage	363	71,562
Simon Property Group, Inc.	333	65,148

		$212,857

Software — 5.0%
Microsoft Corp.	2,632	$107,004
Oracle Corp.	1,756	75,771
SAP AG ADR	810	58,458

		$241,233

2

Security	Shares	Value
Specialty Retail — 1.8%
Home Depot, Inc. (The)	748	$84,980

		$84,980

Tobacco — 4.2%
Altria Group, Inc.	1,323	$66,177
Reynolds American, Inc.	1,973	135,959

		$202,136

Total Common Stocks (identified cost $3,894,553)		$4,702,484

Total Investments — 98.1% (identified cost $3,894,553)		$4,702,484

Other Assets, Less Liabilities — 1.9%		$91,318

Net Assets — 100.0%		$4,793,802

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,932,409

Gross unrealized appreciation	$806,582
Gross unrealized depreciation	(36,507)

Net unrealized appreciation	$770,075

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$250,781	$—		$—	$250,781
Consumer Staples	466,700	—		—	466,700
Energy	495,844	—		—	495,844
Financials	1,340,850	46,727		—	1,387,577
Health Care	625,587	49,462		—	675,049
Industrials	435,421	—		—	435,421
Information Technology	408,482	—		—	408,482
Materials	203,266	—		—	203,266
Telecommunication Services	96,287	—		—	96,287
Utilities	283,077	—		—	283,077
Total Common Stocks	$4,606,295	$96,189	*	$—	$4,702,484
Total Investments	$4,606,295	$96,189		$—	$4,702,484

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015